Share-Based Compensation - Weighted Average Assumptions of Options (Details) - year	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Share-based payment arrangements [Abstract]
Risk-free annual interest rate	3.70%	0.95%
Expected annual dividend yield		0.00%
Expected stock price volatility	86.86%	84.21%
Expected life of options (years)	2.54	2.50
Forfeiture rate	20.65%	19.99%